SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   05/15/2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 0
Form 13F Information Table Entry Total: 45
form 13F Information Table Value Total: $255,723
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      393     4401 SH       Sole                     4401
A.H. Belo Corp.                COM              001282102     6498  1328920 SH       Sole                  1328920
Abbott Laboratories            COM              002824100     8639   140947 SH       Sole                   140947
Alamo Group Inc.               COM              011311107    16995   565354 SH       Sole                   565354
Allergan Inc                   COM              018490102      464     4860 SH       Sole                     4860
America Movil - ADR            COM              02364W105      447    18000 SH       Sole                    18000
Baxter International Inc.      COM              071813109      521     8717 SH       Sole                     8717
Berkshire Hathaway Class B     COM              084670702      527     6500 SH       Sole                     6500
Berkshire Hathaway Inc Cl A    COM              084670108      244        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V203       73   107908 SH       Sole                   107908
Capital Southwest Corp.        COM              140501107    23885   252619 SH       Sole                   252619
CBS Corp - Cl B                COM              124857202     6103   179968 SH       Sole                   179968
Coca-Cola Co.                  COM              191216100      315     4250 SH       Sole                     4250
Dover Motorsports Inc          COM              260174107       90    60501 SH       Sole                    60501
E-L Financial Corp. Ltd        COM              268575107     5490    14404 SH       Sole                    14404
Exxon Mobil Corp Com           COM              30231G102      558     6428 SH       Sole                     6428
Gannett Inc.                   COM              364730101    14713   959731 SH       Sole                   959731
General Mills                  COM              370334104     3830    97090 SH       Sole                    97090
Groupe Aeroplan, Inc.          COM              399453109    10587   862800 SH       Sole                   862800
Harris Corporation             COM              413875105    10252   227426 SH       Sole                   227426
Heelys Inc.                    COM              42279m107      937   425950 SH       Sole                   425950
Hospira Inc                    COM              441060100      819    21893 SH       Sole                    21893
Int'l Business Machines        COM              459200101      429     2057 SH       Sole                     2057
Johnson & Johnson              COM              478160104      407     6168 SH       Sole                     6168
KKR & Co. LP                   COM              48248m102     8130   548195 SH       Sole                   548195
McDonalds Corp.                COM              580135101     4509    45966 SH       Sole                    45966
Microsoft Corp.                COM              594918104    11130   345051 SH       Sole                   345051
Motorola Solutions Inc         COM              620076307    11370   223678 SH       Sole                   223678
Petrochina Company Ltd         COM              71646E100      422     3000 SH       Sole                     3000
Pfizer Inc.                    COM              717081103      397    17500 SH       Sole                    17500
Philip Morris Intl             COM              718172109      275     3100 SH       Sole                     3100
Procter & Gamble               COM              742718109      528     7855 SH       Sole                     7855
Sara Lee Corp.                 COM              803111103     6693   310848 SH       Sole                   310848
Speedway Motorsports           COM              847788106    16740   896132 SH       Sole                   896132
Staples Inc.                   COM              855030102    12438   768226 SH       Sole                   768226
Symantec Corp.                 COM              871503108     6457   345315 SH       Sole                   345315
Target Corp.                   COM              87612e106     5695    97735 SH       Sole                    97735
Tesla Motors, Inc.             COM              88160r101      253     6787 SH       Sole                     6787
Time Warner Inc.               COM              887317303     5904   156408 SH       Sole                   156408
Unilever Plc                   COM              904767704     6540   197880 SH       Sole                   197880
Viad Corp.                     COM              92552R406    18921   973795 SH       Sole                   973795
Vodafone Group plc             COM              92857w209    12736   460277 SH       Sole                   460277
Wal-Mart Stores Inc.           COM              931142103     5534    90427 SH       Sole                    90427
Xerox Corp                     COM              984121103     7435   920775 SH       Sole                   920775
Spider S&P 500 EFT Trust       TR UNIT          78462f103      400     2844 SH       Sole                     2844